United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated InterContinental Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.6%
		Denmark—10.7%
1,108		A.P. Moeller - Maersk A/S, Class B	$1,880,127
161,700		Danske Bank A/S	4,992,266
102,432		DSV, De Sammensluttede Vognmad A/S	3,651,882
30,000	[1]	ISS A/S	1,042,375
32,729		NKT Holding A/S	1,768,008
6,028	[1,2,3]	NNIT A/S	138,566
103,100		Novo Nordisk A/S, ADR	5,698,337
59,050		Sydbank A/S	2,242,803
		TOTAL	21,414,364
		Germany—15.0%
16,600		Allianz SE	2,649,890
32,300		BASF SE	2,603,195
23,200		Bayer AG	3,148,873
37,700		Daimler AG	3,032,108
60,703	[2,3]	Deutsche Pfandbriefbank AG	809,237
157,500		Deutsche Telekom AG, Class REG	2,694,458
66,300	[1]	Dialog Semiconductor PLC	3,176,465
10,000		HeidelbergCement AG	755,869
13,500		Henkel AG & Co. KGaA	1,413,410
61,000		ProSieben Sat.1 Media AG	2,971,645
42,000		SAP AG	2,827,157
15,600		Siemens AG	1,548,549
38,500		Symrise AG	2,323,938
		TOTAL	29,954,794
		Ireland—6.1%
8,337,000	[1]	Bank of Ireland PLC	3,317,418
147,715		CRH PLC	4,410,749
40,500		Kerry Group PLC, Class A	3,005,936
52,000		Smurfit Kappa Group PLC	1,534,885
		TOTAL	12,268,988
		Italy—3.0%
30,400		Azimut Holding SpA	666,632
189,100	[1]	Cerved Information Solutions SpA	1,555,093
90,943	[1]	Fiat Chrysler Automobiles NV	1,274,151
16,000		Luxottica Group SpA	1,078,914
216,630		Unicredito Italiano SpA	1,415,492
		TOTAL	5,990,282
		Japan—32.7%
105,300		Aisin Seiki Co.	3,788,445
61,900		Alps Electric Co. Ltd.	1,929,308
276,000		Asahi Kasei Corp.	2,197,810
76,300		Chugai Pharmaceutical Co. Ltd.	2,851,487
40,100		Disco Corp.	3,025,980
111,400		Fuji Heavy Industries Ltd.	3,907,887
33,600		H.I.S. Co. Ltd.	1,148,641
518,000		Hitachi Ltd.	2,900,002
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
159,500		Honda Motor Co. Ltd.	$5,018,238
173		Hoshino Resorts REIT, Inc.	1,756,084
61,800	[4]	Ikyu Corp.	1,208,333
3,100		Japan Hotel REIT Investment Corp.	1,910,604
307,000		Kawasaki Heavy Industries Ltd.	1,156,772
291,000		Kubota Corp.	4,541,402
223,100		Mitsui & Co.	2,905,136
27,000		Murata Manufacturing Co. Ltd.	3,918,269
383,000		Nippon Express Co. Ltd.	1,849,859
31,200		Oriental Land Co. Ltd.	1,716,473
620,000		Osaka Gas Co.	2,513,979
69,500		Resorttrust, Inc.	1,847,024
296,000		Sekisui House Ltd.	4,410,660
97,200		Shionogi and Co.	3,801,207
91,400		Sumitomo Mitsui Financial Group, Inc.	3,727,488
77,300		Yamaha Motor Co. Ltd.	1,488,542
		TOTAL	65,519,630
		Norway—5.9%
152,377		DNB Bank ASA	2,174,586
44,300		Royal Caribbean Cruises Ltd.	3,905,488
196,043		Statoil ASA	2,975,674
64,242		Yara International ASA	2,858,108
		TOTAL	11,913,856
		Portugal—2.5%
210,000	[1]	Banco BPI SA	217,200
7,850,000		Banco Comercial Portugues, Class R	554,118
385,000		Energias de Portugal SA	1,344,344
85,000		Galp Energia SGPS SA	891,237
78,000		Jeronimo Martins SGPS SA	1,077,891
67,000		NOS SGPS	539,354
255,000		Sonae Investimentos Sociedade Gestora de Participacoes Sociais, SA	323,085
		TOTAL	4,947,229
		Spain—5.3%
25,343		ACS Actividades de Construccion y Servicios SA	821,374
140,000		Banco Bilbao Vizcaya Argentaria SA	1,296,480
489,599		Banco Santander, SA	2,978,799
488,541		Iberdrola SA	3,314,663
65,000		INDITEX	2,165,291
		TOTAL	10,576,607
		Sweden—12.5%
101,000		Hennes & Mauritz AB, Class B	3,908,413
386,600		Husqvarna AB, Class B	2,502,075
56,100		JM AB, Class B	1,472,857
363,067	[1,2,3]	Nordax Group AB	1,823,936
278,000		Nordea Bank AB	3,274,895
279,800		Peab AB	1,981,071
160,000		Skand Enskilda BKN, Class A	1,860,613
70,000		SKF AB, Class B	1,331,405
82,043		Swedbank AB, Class A	1,865,891
171,000		Telefonaktiebolaget LM Ericsson, Class B	1,665,687
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
318,200		Volvo AB, Class B	$3,444,672
		TOTAL	25,131,515
		Taiwan—5.9%
323,400		Au Optronics Corp., ADR	1,012,242
334,000		Chunghwa Telecom Co. Ltd.	1,013,509
4,129,857		First Financial Holding Co. Ltd.	1,982,747
752,800		Formosa Chemicals & Fibre Corp.	1,610,353
450,300		Fubon Group Co. Ltd.	771,808
464,500		Hon Hai Precision Industry Co. Ltd.	1,297,537
427,900		Nan Ya Plastic	779,874
631,000		Taiwan Semiconductor Manufacturing Co.	2,476,463
2,570,000		United Microelectronics Corp.	848,577
		TOTAL	11,793,110
		TOTAL COMMON STOCKS (IDENTIFIED COST $184,619,506)	199,510,375
		RIGHTS—0.0%
		Taiwan—0.0%
502,563		First Financial Holding Co. Ltd, Expiration Date 9/11/2015 (IDENTIFIED COST $0)	16,219
		TOTAL	16,219
		INVESTMENT COMPANY—0.7%
1,263,415	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[6] (including $1,263,408 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	1,263,415
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $185,882,921)[7]	200,790,009
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[8]	(514,018)
		TOTAL NET ASSETS—100%	$200,275,991
At August 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1DAX Index, Long Futures	25	$7,186,641	September 2015	$(744,667)
The average notional value of futures contracts held by the Fund throughout the period was $17,695,569. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/15/2015	Citibank	$3,925,000 EUR	$4,378,730	$26,656
9/15/2015	HSBC	471,500,000 JPY	$3,808,347	$81,786
9/15/2015	JPMorgan	480,000 EUR	$541,519	$(2,771)
9/15/2015	JPMorgan	315,000,000 JPY	$2,553,568	$45,354
10/9/2015	JPMorgan	101,084,000 RUB	$1,756,619	$(202,824)
Contracts Sold:
9/15/2015	Citibank	26,480,000 EUR	$29,763,520	$42,601
9/15/2015	HSBC	5,224,000,000 JPY	$42,431,873	$(668,985)
10/9/2015	JPMorgan	101,084,000 RUB	$1,573,405	$19,609
10/27/2015	Morgan Stanley	10,685,000 EUR	11,232,286 CHF	$(358,453)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,017,027)
3

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,335,551 and $2,577,214, respectively. This is based on amounts held as of each month-end throughout nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $2,771,739, which represented 1.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $2,771,739, which represented 1.4% of total net assets.
4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
5	Affiliated holding.
6	7-day net yield.
7	At August 31, 2015, the cost of investments for federal tax purposes was $185,882,921. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $14,907,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,411,450 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,504,362.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$10,616,067	$188,894,308[1]	$—	$199,510,375
Rights	—	16,219	—	16,219
Investment Company	1,263,415	—	—	1,263,415
TOTAL SECURITIES	$11,879,482	$188,910,527	$—	$200,790,009
OTHER FINANCIAL INSTRUMENTS[2]	$(744,667)	$(1,017,027)	$—	$(1,761,694)
1	Includes $145,635,192 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
REIT	—Real Estate Investment Trust
RUB	—Russian Ruble
5
Federated International Strategic Value Dividend Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.4%
	Banks—9.3%
407,800	Australia & New Zealand Banking Group, Melbourne	$8,097,164
244,100	Bank of Montreal	13,173,533
195,000	Canadian Imperial Bank of Commerce	14,331,522
290,000	National Australia Bank Ltd., Melbourne	6,426,491
600,000	Svenska Handelsbanken AB	8,924,535
755,100	Swedbank AB, Class A	17,173,122
409,000	Westpac Banking Corp. Ltd., Sydney	9,042,816
	TOTAL	77,169,183
	Energy—8.7%
5,919,000	BP PLC	32,458,355
742,545	Royal Dutch Shell PLC, Class B	19,374,873
230,894	Total S.A.	10,504,533
275,000	TransCanada Corp.	9,594,482
	TOTAL	71,932,243
	Food Beverage & Tobacco—27.9%
7,411,900	Ambev SA, ADR	39,060,713
752,115	British American Tobacco PLC	40,040,713
847,000	Diageo PLC	22,501,664
821,155	Imperial Tobacco Group PLC	39,449,711
5,035,000	Kimberly-Clark de Mexico	11,294,866
537,527	Nestle S.A.	39,492,633
992,849	Unilever PLC	39,728,332
	TOTAL	231,568,632
	Insurance—3.2%
144,296	Muenchener Rueckversicherungs-Gesellschaft AG	26,529,733
	Media—3.6%
481,000	Pearson PLC	8,311,432
1,093,400	Shaw Communications, Inc., Class B	21,966,070
	TOTAL	30,277,502
	Pharmaceuticals Biotechnology & Life Sciences—11.4%
1,904,643	GlaxoSmithKline PLC	39,018,491
183,100	Novartis AG	17,896,951
89,100	Roche Holding AG	24,170,826
141,186	Sanofi	13,883,505
	TOTAL	94,969,773
	Technology Hardware Storage & Peripherals—23.4%
688,000	BCE, Inc.	27,821,222
385,500	Rogers Communications, Inc., Class B	13,159,627
8,351,385	Singapore Telecom Ltd.	22,139,003
22,420	Swisscom AG	12,097,677
994,950	Telef Brasil, ADR	11,073,793
639,000	Telenor ASA	12,735,329
1,727,000	TeliaSonera AB	9,712,801
7,503,515	Telstra Corp. Ltd.	30,699,013
397,700	TELUS Corp.	13,010,800
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
12,063,818		Vodafone Group PLC	$41,628,882
		TOTAL	194,078,147
		Utilities—9.9%
3,155,222		National Grid PLC	41,317,586
1,808,450		Scottish Southern Energy PLC	40,490,294
		TOTAL	81,807,880
		TOTAL COMMON STOCKS (IDENTIFIED COST $869,142,086)	808,333,093
		INVESTMENT COMPANY—0.7%
5,282,354	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[2] (AT NET ASSET VALUE)	5,282,948
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $874,425,034)[3]	813,616,041
		OTHER ASSETS AND LIABILITIES - NET—1.9%[4]	16,001,349
		TOTAL NET ASSETS—100%	$829,617,390
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
9/1/2015	BNY Mellon	14,760,480 CAD	$11,146,656	$(72,924)
9/1/2015	BNY Mellon	3,054,071 GBP	$4,689,544	$3,086
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(69,838)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $11,225 and $4,995, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Affiliated holding.
2	7-day net yield.
3	At August 31, 2015, the cost of investments for federal tax purposes was $874,425,034. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $60,808,993. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,119,642 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,928,635.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
2

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$174,486,628	$633,846,465[1]	$—	$808,333,093
Investment Company	5,282,948	—	—	5,282,948
TOTAL SECURITIES	$179,769,576	$633,846,465	$—	$813,616,041
OTHER FINANCIAL INSTRUMENTS[2]	$—	$69,838	$—	$69,838
1	Includes $670,871,138 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
GBP	—British Pound
4
Federated Emerging Markets Equity Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—80.0%
		Austria—3.3%
5,150		Erste Group Bank AG	$152,719
3,300		OMV AG	84,635
7,800		UNIQA Versicherungen AG	65,201
1,700		Va Stahl Ag	61,913
5,000		Wienerberger Baustoffindustrie AG	88,691
		TOTAL	453,159
		Brazil—2.2%
15,200		AMBEV SA, ADR	80,104
6,720		Banco Bradesco SA, ADR	42,806
5,800		BB Seguridade Participacoes SA	45,899
3,840		Cielo S.A.	40,606
6,677		Itau Unibanco Holding SA, ADR	48,876
6,500	[1]	Kroton Educacional SA	15,557
6,900		Petroleo Brasileiro SA, ADR	34,776
		TOTAL	308,624
		China—14.2%
3,000	[1]	21Vianet Group, Inc., ADR	53,370
500	[1]	Alibaba Group Holding Ltd., ADR	33,060
800	[1]	Baidu, Inc., ADR	117,800
133,000		Beijing Capital International Airport Co. Ltd.	143,041
46,000		Brilliance China Automotive Holdings Ltd.	55,339
340,000		China Construction Bank Corp.	238,468
40,000		China Merchants Bank Co. Ltd.	94,438
1,500		China Mobile Ltd., ADR	89,730
40,000		China Overseas Land & Investment Ltd.	117,081
475		CNOOC Ltd., ADR	59,480
23,900		Great Wall Motor Company Ltd.	63,440
90,000		Huaneng Power International, Inc.	103,182
1,200		NetEase, Inc., ADR	133,416
14,500		New China Life Insurance Co. Ltd.	56,538
600		PetroChina Co. Ltd., ADR	50,124
20,000		Ping An Insurance (Group) Co. of China Ltd.	96,995
58,400		Sinopharm Group Co. Ltd.	221,073
14,700		Tencent Holdings Ltd.	249,863
		TOTAL	1,976,438
		Czech Republic—2.1%
1,700		CEZ A.S.	38,799
1,120		Komercni Banka A.S.	254,878
		TOTAL	293,677
		Hungary—2.8%
4,000		MOL Magyar Olaj-es Gazipari RT	198,213
10,100		OTP Bank RT	194,253
		TOTAL	392,466
		India—9.5%
5,000	[2]	Axis Bank Ltd., GDR	189,998
1,900		Dr. Reddy's Laboratories Ltd., ADR	123,633

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
2,500	[2]	Gail India Ltd., GDR	$65,713
19,500		ICICI Bank Ltd., ADR	170,040
13,750		Infosys Ltd., ADR	235,812
7,450	[2]	Larsen & Toubro Ltd., GDR	180,880
7,100	[2,3]	Reliance Industries Ltd., GDR	183,601
5,169		Tata Motors Ltd., ADR	130,879
11,100	[2]	Tata Steel Ltd., GDR	38,502
		TOTAL	1,319,058
		Mexico—6.5%
41,000	[1]	Alsea de Mexico SAB de CV	126,820
1,300		Fomento Economico Mexicano, SA de C.V., ADR	115,739
700		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	102,018
25,400		Grupo Financiero Banorte S.A. de C.V.	121,590
40,000		Grupo LaLa Sab De C.V.	91,287
700		Kansas City Southern Industries, Inc.	64,918
37,000		Nuevo Grupo Mexico SA, Class B	93,852
80,000		Wal-Mart de Mexico SAB de C.V.	192,965
		TOTAL	909,189
		Russia—3.7%
18,000		Gazprom OAO, ADR	79,816
3,800		JSC MMC Norilsk Nickel, ADR	62,282
1,200		LUKOIL, ADR	46,332
1,200	[1,2]	Magnit, GDR	59,427
600	[2]	NovaTek OAO, GDR	57,009
1,200		QIWI PLC, ADR	31,380
15,000	[2]	Rosneft Oil Co., GDR	56,136
12,000		Sberbank of Russia, ADR	59,520
17,500	[2]	VTB Bank OJSC, GDR	36,097
1,901	[1,2]	X5 Retail Group NV, GDR	30,992
		TOTAL	518,991
		South Africa—4.8%
1,500		Aspen Pharmacare Holdings Ltd.	38,536
14,500		AVI Ltd.	88,484
45,600		FirstRand Ltd.	181,508
4,200		Mr. Price Group Ltd.	75,400
6,900		MTN Group Ltd.	92,195
500		Naspers Ltd., Class N	64,928
25,300		RMB Holdings Ltd.	127,815
		TOTAL	668,866
		South Korea—4.2%
375	[1]	Hyundai Motor Co.	46,948
923		Kia Motors Corp.	37,822
3,350		Korea Electric Power Corp.	135,370
179		Samsung Electronics Co. Ltd.	164,697
1,800		Shinhan Financial Group Co. Ltd., ADR	60,426
1,200	[1]	SK Hynix, Inc.	36,283
4,700		SK Telecom Co. Ltd., ADR	106,878
		TOTAL	588,424
		Taiwan—17.9%
22,400		Au Optronics Corp., Class ADR	70,112

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—continued
10,000		Catcher Technology Co. Ltd.	$101,670
83,000		Chunghwa Telecom Co. Ltd.	251,860
559,125		First Financial Holding Co. Ltd.	268,436
79,000		Formosa Chemicals & Fibre Corp.	168,993
99,000		Fubon Financial Holdings Co. Ltd.	169,684
108,400		Hon Hai Precision Industry Co. Ltd.	302,805
85,000		Nan Ya Plastics Corp.	154,918
35,000		Pegatron Corp.	90,683
69,000		Pou Chen Corp.	111,546
39,000		Siliconware Precision Industries Co.	47,779
100,000		Taiwan Semiconductor Manufacturing Co. Ltd.	392,466
83,200		Uni-President Enterprises Corp.	148,406
248,000		United Microelectronics Corp.	81,886
359,180		Yuanta Financial Holding Co. Ltd.	144,061
		TOTAL	2,505,305
		Thailand—6.6%
12,900		Advanced Info Service Public Co. Ltd, GDR	85,490
8,700	[1]	Airports of Thailand Public Co. Ltd., GDR	66,828
167,200		Bangkok Dusit Medical Services Public Co. Ltd., GDR	90,702
78,400		Central Pattana PCL, GDR	98,161
27,600		Kasikornbank Public Co. Ltd, GDR	138,595
184,140	[1]	Minor International PCL, GDR	135,682
10,800		PTT Public Co. Ltd., GDR	80,658
8,200		Siam Cement Co. Ltd., GDR	109,557
30,800		Siam Commercial Bank PLC, GDR	121,547
		TOTAL	927,220
		United Arab Emirates—2.2%
16,800		Abu Dhabi Commercial Bank PJSC	36,559
47,000		Aldar Properties PJSC	29,775
2,400		DP World Ltd.	53,499
16,500		Dubai Islamic Bank	31,420
40,000	[1]	Emaar Malls Group PJSC	31,008
20,500		Emaar Properties PJSC	37,630
13,000		First Gulf Bank PJSC	50,743
12,000		National Bank of Abu Dhabi	33,920
		TOTAL	304,554
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,244,950)	11,165,971
		RIGHTS—0.0%
		Taiwan—0.0%
68,040	[1]	First Financial Holdings Co. Ltd., Expiration Date 9/11/2015 (IDENTIFIED COST $0)	2,196
		WARRANTS—0.0%
		Thailand—0.0%
4,800	[1]	Minor International PCL, Expiration Date 11/3/2017 (IDENTIFIED COST $0)	359

Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—16.2%
		United States—16.2%
2,266,752	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[5] (AT NET ASSET VALUE)	$2,266,752
		TOTAL INVESTMENTS—96.2% (IDENTIFIED COST $14,511,702)[6]	13,435,278
		OTHER ASSETS AND LIABILITIES - NET—3.8%[7]	526,537
		TOTAL NET ASSETS—100%	$13,961,815
At August 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
BIST 30, Long Futures	40	$128,131	October 2015	$1,404
H-Share Index, Long Futures	5	$312,321	September 2015	$7,265
SET50 Index, Long Futures	15	$74,939	September 2015	$(7,182)
SGX CNX NIFTY Index, Long Futures	34	$544,000	September 2015	$3,253
WIG20 Index, Long Futures	38	$433,745	September 2015	$(38,331)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(33,591)
The average notional value of long futures contracts held by the Fund throughout the period was $1,634,512. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/9/2015	JPMorgan	23,630,000 RUB	$410,638	$(47,413)
Contracts Sold:
9/1/2015	BNY Mellon	113,048 TWD	$3,472	$(2)
9/15/2015	Citibank	1,265,000 EUR	$1,421,860	$2,035
9/15/2015	JPMorgan	110,000 EUR	$124,272	$809
9/15/2015	JPMorgan	8,360,920 ZAR	$662,500	$33,612
9/15/2015	JPMorgan	1,364,000 ZAR	$108,254	$5,657
10/9/2015	JPMorgan	23,630,000 RUB	$367,809	$4,584
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(718)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $38,849 and $36,113, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $898,355, which represented 6.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At August 31, 2015, these liquid restricted securities amounted to $183,601, which represented 1.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees (“the Trustees”), if applicable, held at August 31, 2015, is as follows:
	Acquisition Date	Cost	Market Value
Axis Bank Ltd., GDR	4/29/2014-2/20/2015	$170,356	$189,998
Gail India Ltd., GDR	4/28/2014-8/12/2015	$86,296	$65,713
Larsen & Toubro Ltd., GDR	4/28/2014-2/20/2015	$179,770	$180,880
Magnit, GDR	8/11/2015	$62,135	$59,427
NovaTek OAO, GDR	8/12/2015	$57,607	$57,009
Rosneft Oil Co., GDR	8/12/2015	$54,330	$56,136
Tata Steel Ltd., GDR	4/28/2014	$77,175	$38,502
VTB Bank OJSC, GDR	8/12/2015	$37,376	$36,097
X5 Retail Group NV, GDR	8/11/2015	$34,637	$30,992
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes was $14,511,702. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) future contracts; and (c) outstanding foreign currency commitments was $1,076,424. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $415,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,491,475.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$2,852,087	$8,313,884[1]	$—	$11,165,971
Rights	—	2,196	—	2,196
Warrants	359	—	—	359
Investment Company	2,266,752	—	—	2,266,752
TOTAL SECURITIES	$5,119,198	$8,316,080	$—	$13,435,278
OTHER FINANCIAL INSTRUMENTS[2]	$(33,593)	$(716)	$—	$(34,309)
1	Includes $5,979,968 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
RUB	—Russian Ruble
TWD	—Taiwan Dollar
ZAR	—South African Rand
7
Federated Managed Volatility Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—37.4%
	Consumer Discretionary—2.7%
2,777	Corus Entertainment, Inc., Class B	$30,164
613	Darden Restaurants, Inc.	41,690
1,653	M.D.C. Holdings, Inc.	47,094
4,054	Regal Entertainment Group	77,107
1,038	Six Flags Entertainment Corp.	46,679
158	Tupperware Brands Corp.	8,094
	TOTAL	250,828
	Consumer Staples—2.8%
1,253	Altria Group, Inc.	67,136
315	Kellogg Co.	20,878
819	Philip Morris International, Inc.	65,356
1,190	Reynolds American, Inc.	99,663
	TOTAL	253,033
	Energy—1.4%
281	BP PLC, ADR	9,425
304	ENI S.p.A, ADR	10,120
376	Kinder Morgan, Inc.	12,186
1,056	Royal Dutch Shell PLC	55,883
887	Total SA, ADR	41,157
	TOTAL	128,771
	Financials—12.9%
2,201	American International Group, Inc.	132,808
3,262	Bank of America Corp.	53,301
1,003	Capital One Financial Corp.	77,983
270	Cincinnati Financial Corp.	14,129
635	Digital Realty Trust, Inc.	40,208
838	Discover Financial Services	45,026
1,681	Fifth Third Bancorp	33,485
544	Goldman Sachs Group, Inc.	102,598
2,260	Hartford Financial Services Group, Inc.	103,847
1,719	Hospitality Properties Trust	44,213
1,847	J.P. Morgan Chase & Co.	118,393
1,691	Lincoln National Corp.	85,886
527	Mercury General Corp.	26,803
3,022	Morgan Stanley	104,108
498	PNC Financial Services Group	45,378
665	Principal Financial Group	33,483
1,811	Sun Life Financial Services of Canada	57,717
394	T. Rowe Price Group, Inc.	28,321
883	The Bank of New York Mellon Corp.	35,143
	TOTAL	1,182,830
	Health Care—4.5%
1,367	AbbVie, Inc.	85,314
175	Amgen, Inc.	26,562
2,050	GlaxoSmithKline PLC, ADR	83,906
475	Lilly (Eli) & Co.	39,116
1

Shares or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1,456		Merck & Co., Inc.	$78,406
2,908		Pfizer, Inc.	93,696
		TOTAL	407,000
		Industrials—2.3%
1,305		BAE Systems PLC, ADR	35,966
398		Lockheed Martin Corp.	80,070
533		Republic Services, Inc.	21,842
822		United Technologies Corp.	75,303
		TOTAL	213,181
		Information Technology—5.4%
305		Apple, Inc.	34,392
2,113		CA, Inc.	57,664
1,754		Cisco Systems, Inc.	45,393
603		Computer Sciences Corp.	37,380
2,909		EMC Corp., Mass	72,347
1,266		Hewlett-Packard Co.	35,524
702		Intel Corp.	20,035
237		International Business Machines Corp.	35,050
2,893		Jabil Circuit, Inc.	55,979
997		Lam Research Corp.	72,552
375		Seagate Technology	19,275
195		Texas Instruments, Inc.	9,329
		TOTAL	494,920
		Materials—0.2%
144		Ashland, Inc.	15,116
		Telecommunication Services—2.9%
1,459		BCE, Inc.	59,002
3,348		CenturyLink, Inc.	90,530
316		Consolidated Communications Holdings, Inc.	6,165
2,349		Verizon Communications	108,077
		TOTAL	263,774
		Utilities—2.3%
175		Consolidated Edison Co.	11,009
804		Entergy Corp.	52,525
285		Exelon Corp.	8,767
3,663		Northland Power, Inc.	45,718
1,211		Public Service Enterprises Group, Inc.	48,743
907		Southern Co.	39,373
		TOTAL	206,135
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,617,016)	3,415,588
		PREFERRED STOCKS—3.2%
		Consumer Discretionary—0.3%
2,002	[1,2]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	28,989
		Consumer Staples—0.4%
790	[3]	Tyson Foods, Inc., Conv. Pfd., 4.75%, 7/15/2017, Annual Dividend $2.38	40,653
		Energy—0.2%
1,227	[1,2]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.25%, 11/24/2015	20,491
		Financials—0.4%
6		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	6,630
2

Shares or Contracts			Value
		PREFERRED STOCKS—continued
		Financials—continued
24		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	$28,296
		TOTAL	34,926
		Health Care—0.7%
132		ALXN, Issued by Credit Suisse AG, ELN, 11.00%, 11/24/2015	22,144
55	[3]	BIIB, Issued by Credit Suisse AG, ELN, 10.00%, 12/2/2015	16,897
200	[1,2]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.00%, 11/24/2015	21,096
		TOTAL	60,137
		Industrials—0.3%
521	[1,2,3]	DAL, Issued By Royal Bank of Canada, ELN, 10.00%, 12/3/2015	22,721
		Information Technology—0.5%
410	[1,2,3]	AAPL, Issued by JPMorgan Chase Bank N.A., ELN, 8.20%, 2/23/2016	46,896
		Materials—0.3%
1,623	[1,2]	X, Issued by JPMorgan Chase & Co., ELN, 13.50%, 1/20/2016	28,337
		Utilities—0.1%
159		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017, Annual Dividend $3.38	8,459
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $330,779)	291,609
		PURCHASED CALL OPTIONS—0.3%
10	[1]	SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016	11,080
38	[1]	SPDR S&P 500 ETF Trust Strike Price $210.00, Expiration Date 3/18/2016	17,271
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $23,756)	28,351
		INVESTMENT COMPANIES—59.3%[4]
51,228		Emerging Markets Fixed Income Core Fund	1,762,715
95,465		Federated Mortgage Core Portfolio	946,055
264,179		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[5]	264,179
394,693		High Yield Bond Portfolio	2,443,152
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,464,587)	5,416,101
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $9,436,138)[6]	9,151,649
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(19,697)
		TOTAL NET ASSETS—100%	$9,131,952
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3S&P 500 E-Mini Short Futures	6	$590,760	September 2015	$(11,008)
[3]United States Ultra Bond Short Futures	1	$158,406	December 2015	$6,871
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,137)
3

The average notional value of short futures contracts held by the Fund throughout the period was $2,150,388 and $180,961, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 15, 2014) through the period ended August 31, 2015.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
9/1/2015	State Street Bank and Trust	224 CAD	$170	$(1)
9/23/2015	JPMorgan Chase	62,120 CAD	$50,363	$3,148
9/24/2015	Morgan Stanley	42,930 EUR	$48,832	$643
9/24/2015	Bank of America, N.A.	50,250 GBP	$79,493	$2,394
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$6,184
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,983 and $1,588, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 15, 2014) through the period ended August 31, 2015.
Net Unrealized Appreciation and Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $196,881, which represented 2.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $168,530, which represented 1.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value

SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016	8/26/2015	$7,718	$11,080
SPDR S&P 500 ETF Trust Strike Price $210.00, Expiration Date 3/18/2016	8/21/2015	$16,038	$17,271
3	Non-income-producing security.
4	Affiliated holdings.
5	7-day net yield.
6	At August 31, 2015, the cost of investments for federal tax purposes was $9,436,138. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation and depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, outstanding foreign currency commitments and futures contracts was $284,489. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,850 and net unrealized depreciation from investments for those securities having an excess of cost over value of $315,339.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
4

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principal in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,967,255	$—	$—	$2,967,255
International	448,333	—	—	448,333
Preferred Stocks
Domestic	75,579	216,030	—	291,609
Purchased Call Options	28,351	—	—	28,351
Investment Companies[1]	264,179	5,151,922	—	5,416,101
TOTAL SECURITIES	$3,783,697	$5,367,952	$—	$9,151,649
OTHER FINANCIAL INSTRUMENTS[2]	$(4,137)	$6,184	$—	$2,047
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
ELN	—Equity-Linked Notes
EUR	—Euro
GBP	—British Pound
PERCS	—Preferred Equity Redemption Cumulative Stock
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015